Loans Payable - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended												1 Months Ended
	Jul. 19, 2011 Goldman Sachs Loan USD ($)	Jul. 19, 2011 Goldman Sachs Loan CNY	Aug. 19, 2013 ANZ Loan USD ($)	Aug. 19, 2013 ANZ Loan AUD	Aug. 19, 2013 ANZ Loan CNY	Oct. 17, 2012 ANZ Loan USD ($)	Oct. 17, 2012 ANZ Loan AUD	Oct. 17, 2012 ANZ Loan CNY	Aug. 13, 2013 ANZ Loan AUD	Aug. 13, 2013 ANZ Loan CNY	Sep. 18, 2012 ANZ Loan AUD	Sep. 18, 2012 ANZ Loan CNY	Jul. 29, 2013 Sumitomo Mitsui Loan USD ($)	Jul. 29, 2013 Sumitomo Mitsui Loan CNY	Jul. 24, 2013 Sumitomo Mitsui Loan USD ($)	Jul. 24, 2013 Sumitomo Mitsui Loan CNY
Debt Instrument [Line Items]
Unsecured loan, maturity period (in years)	2 years	2 years	2 years	2 years	2 years	2 years	2 years	2 years					2 years	2 years
Unsecured loan borrowed	$ 350.00	2,120.00	$ 200.00			$ 56.76
Annual interest rate	1.30%	1.30%	1.65%	1.65%	1.65%	2.75%	2.75%	2.75%					1.17%	1.17%
Debt, maturity date	Jul. 14, 2013	Jul. 14, 2013
Specific amount up to which borrowings can be made under the commitment of a bank loan									235.00	1,270.00	105.00	567.56			150.00	908.06
Amount borrowed under the commitment of a bank loan				235.00	1,270.00		55.00	297.29					150.00	908.06
Loan commitment amount cancelled							50.00